Commitments	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Commitments
17	Commitments
The Group had no capital commitments as at March 31, 2026 and 2025. IMC Rare Earths Ltd Notes to the consolidated financial statements March 31, 2026 and 2025